Investments Accounted for by the Equity Method and Variable Interest Entities	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Investments Accounted for by the Equity Method and Variable Interest Entities
Investments Accounted for by the Equity Method and Variable Interest Entities
Equity Method Investments
The following table summarizes the Company's equity method investments as of December 31, 2016:

Name	Economic Interest	Investment Balance
		(In millions)
Utah Solar Portfolio (a)	50%	$346
Desert Sunlight	25%	282
GenConn(b)	50%	106
Agua Caliente Borrower 2	16%	96
Elkhorn Ridge(c)	50.3%	85
San Juan Mesa(c)	56.3%	74
NRG DGPV Holdco 1 LLC (d)	95%	75
NRG DGPV Holdco 2 LLC (d)	95%	24
NRG RPV Holdco 1 LLC(d)	95%	71
Avenal	50%	(7)
Total equity investments in affiliates		$1,152

(a) Economic interest based on cash to be distributed. Four Brothers Solar, LLC, Granite Mount Holdings, LLC and Iron Spring Holdings, LLC are tax equity structures and VIEs. The related allocations are described below.
(b) GenConn is a variable interest entity.
(c) San Juan Mesa and Elkhorn Ridge are part of the Wind TE Holdco tax equity structure, as described below. San Juan Mesa and Elkhorn Ridge are owned 75% and 66.7%, respectively, by Wind TE Holdco. The Company owns 75% of the Class B interests in Wind TE Holdco.
(d) Economic interest based on cash to be distributed. NRG DGPV Holdco 1 LLC, NRG DGPV Holdco 2 LLC, and NRG RPV Holdco 1 LLC are tax equity structures and VIEs. The related allocations are described below.
As of December 31, 2016 and 2015, the Company had $51 million and $45 million, respectively, of undistributed earnings from its equity method investments.
The Company acquired its interest in Desert Sunlight on June 30, 2015, for $285 million, which resulted in a difference between the purchase price and the basis of the acquired assets and liabilities of $171 million. The difference is attributable to the fair value of the property, plant and equipment and power purchase agreements. In addition, the difference between the basis of the acquired assets and liabilities and the purchase price for the Utah Solar Portfolio (Four Brothers Solar, LLC, Granite Mountain Holdings, LLC and Iron Springs Holdings, LLC) of $106 million is attributable to the fair value of the property, plant and equipment. The Company is amortizing the related basis differences to equity in earnings (losses) over the related useful life of the underlying assets acquired.
Non-recourse project-level debt of unconsolidated affiliates
The Company's pro-rata share of non-recourse debt held by unconsolidated affiliates was approximately $589 million as of December 31, 2016.
Agua Caliente Financing — As described in Note 3, Business Acquisitions, the Company acquired a 16% interest in the Agua Caliente solar facility through its acquisition of Agua Caliente Borrower 2 LLC. As of December 31, 2016, Agua Caliente Solar LLC, the direct owner of the Agua Caliente solar facility, had $849 million outstanding under the Agua Caliente financing agreement with the Federal Financing Bank, or FFB, borrowed to finance the costs of constructing the facility. The Company's pro-rata share of Agua Caliente Financing was approximately $136 million as of December 31, 2016.  Amounts borrowed under the Agua Caliente financing agreement accrue interest at a fixed rate based on U.S. Treasury rates plus a spread of 0.375%, mature in 2037 and are secured by the assets of Agua Caliente Solar LLC.  The loans provided by the FFB are guaranteed by the U.S. DOE.
Avenal — The Company owns a 50% equity interest in Avenal, which consists of three solar PV projects in Kings County, California totaling approximately 45 MWs. Eurus Energy owns the remaining 50% of Avenal. Power generated by the projects is sold under a 20-year PPA. On September 22, 2010, Avenal entered into a $35 million promissory note facility with the Company. Amounts drawn under the promissory note facility accrue interest at 4.5% per annum. Also, on September 22, 2010, Avenal entered into a $209 million financing arrangement with a syndicate of banks, or the Avenal Facility. As of December 31, 2016 and 2015, Avenal had outstanding $134 million and $143 million, respectively, under the Avenal Facility.
Desert Sunlight — Desert Sunlight 250 and Desert Sunlight 300 each entered into three distinct tranches of debt. As of December 31, 2016 and 2015, Desert Sunlight had total debt outstanding of $1.1 billion under the three tranches.
GenConn — GenConn has a $237 million project note with an interest rate of 4.73% and a maturity date of July 2041 and a 5-year, $35 million working capital facility that matures in 2018 which can be used to issue letters of credit at an interest rate of 1.875% per annum. As of December 31, 2016 and 2015, $212 million and $220 million, respectively, were outstanding under the note. As of December 31, 2016, $14 million was drawn on the working capital facility. The note is secured by all of the GenConn assets. The Company's maximum exposure to loss is limited to its equity investment in GenConn, which was $106 million as of December 31, 2016.
NRG DGPV Holdco 2 LLC — On June 30, 2016, NRG DGPV4 Borrower LLC, a direct subsidiary of NRG DGPV Holdco 2 LLC entered into a financing agreement to fund the acquisition of projects by the tax equity fund.  As of December 31, 2016, there was $21 million outstanding under the facility.
Summarized Financial Information
The following tables present summarized financial information for the Company's significant equity method investments:

	Year Ended December 31,
	2016	2015	2014
Income Statement Data:	(In millions)
GenConn
Operating revenues	$72	$78	$82
Operating income	38	40	40
Net income	26	28	28
Desert Sunlight
Operating revenues	$211	$206	134
Operating income	129	124	74
Net income	80	73	37
Utah Solar Portfolio (a)
Operating revenues	$13	$—	$—
Operating loss	(6)	(1)	—
Net loss	(6)	(1)	—

		As of December 31,
		2016	2015
Balance Sheet Data:		(In millions)
GenConn
Current assets		$36	$36
Non-current assets		389	416
Current liabilities		16	16
Non-current liabilities		196	215
Desert Sunlight
Current assets		$281	$310
Non-current assets		1,401	1,435
Current liabilities		64	82
Non-current liabilities		1,043	1,086
Utah Solar Portfolio (a)
Current assets		$20	$11
Non-current assets		1,105	705
Current liabilities		14	229
Non-current liabilities		38	—

(a) Utah Solar Portfolio was acquired by NRG on November 2, 2016.

Variable Interest Entities, or VIEs
Entities that are Consolidated
NRG Wind TE Holdco — On November 3, 2015, the Company acquired 75% of the Class B interests of NRG Wind TE Holdco, or the November 2015 Drop Down Assets, which owns a portfolio of 12 wind facilities totaling 814 net MW, from NRG for total cash consideration of $209 million, as described in Note 3, Business Acquisitions. In February 2016, NRG made a final working capital payment of $2 million, reducing total cash consideration to $207 million. NRG retained a 25% ownership of the Class B interest. The Class A interests of NRG Wind TE Holdco are owned by a tax equity investor, or TE Investor, who receives 99% of allocations of taxable income and other items until the flip point, which occurs when the TE Investor obtains a specified return on its initial investment, at which time the allocations to the TE Investor change to 8.53%. The Company generally receives 75% of CAFD until the flip point, at which time the allocations to the Company of CAFD change to 68.60%. If the flip point has not occurred by a specified date, 100% of CAFD is allocated to the TE Investor until the flip point occurs. NRG Wind TE Holdco is a VIE and the Company is the primary beneficiary, through its position as managing member, and consolidates NRG Wind TE Holdco. The Company utilizes the HLBV method to determine the net income or loss allocated to the TE Investor noncontrolling interest. Net income or loss attributable to the Class B interests is allocated to NRG's noncontrolling interest based on its 25% ownership interest.
Alta TE Holdco — On June 30, 2015, the Company sold an economic interest in Alta TE Holdco to a financial institution in order to monetize certain cash and tax attributes, primarily PTCs. The financial institution, or Alta Investor, receives 99% of allocations of taxable income and other items until the flip point, which occurs when the Alta Investor obtains a specified return on its initial investment, at which time the allocations to the Alta Investor change to 5%. The Company received 100% of CAFD through December 31, 2015, and subsequently will receive 94.34% until the flip point, at which time the allocations to the Company of CAFD will change to 97.12%, unless the flip point will not have occurred by a specified date, which would result in 100% of CAFD allocated to the Alta Investor until the flip point occurs. Alta TE Holdco is a VIE and the Company is the primary beneficiary through its position as managing member, and therefore consolidates Alta TE Holdco, with the Alta Investor's interest shown as noncontrolling interest. The Company utilizes the HLBV method to determine the net income or loss allocated to the noncontrolling interest. The net proceeds of $119 million were reflected as noncontrolling interest in the Company's balance sheet.
Spring Canyon — On May 7, 2015, the Company acquired a 90.1% of the Class B interests in Spring Canyon II, a 32 MW wind facility, and Spring Canyon III, a 28 MW wind facility, each located in Logan County, Colorado, from Invenergy Wind Global LLC. Invenergy owns 9.9% of the Class B interests. Prior to the acquisition date, the projects were financed with a partnership flip tax-equity structure with a financial institution, who owns the Class A interests, to monetize certain cash and tax attributes, primarily PTCs. Until the flip point, the Class A member will receive 34.81% of the cash distributions based on the projects’ production level and the Company and Invenergy will receive 65.19%. After the flip point, cash distributions are allocated 5% to the Class A member and 95% to the Company and Invenergy. Spring Canyon is a VIE and the Company is the primary beneficiary through its position as managing member, and therefore consolidates Spring Canyon. The Class A member and Invenergy's interests are shown as noncontrolling interest. The Company utilizes the HLBV method to determine the net income or loss allocated to the Class A member. Net income or loss attributable to the Class B interests is allocated to Invenergy's noncontrolling interest based on its 9.9% ownership interest.
Summarized financial information for the Company's consolidated VIEs consisted of the following as of December 31, 2016:

(In millions)	NRG Wind TE Holdco	Alta TE Holdco	Spring Canyon
Other current and non-current assets	$193	$17	$4
Property, plant and equipment	441	461	100
Intangible assets	2	274	—
Total assets	636	752	104
Current and non-current liabilities	209	9	6
Total liabilities	209	9	6
Noncontrolling interest	139	107	67
Net assets less noncontrolling interests	$288	$636	$31

Entities that are not Consolidated
The Company has interests in entities that are considered VIEs under ASC 810, Consolidation, but for which it is not considered the primary beneficiary.  The Company accounts for its interests in these entities under the equity method of accounting.
Utah Solar Portfolio — As described in Note 3, Business Acquisitions, on March 27, 2017, as part of the March 2017 Drop Down Assets acquisition the Company acquired from NRG 100% of the Class A equity interests in the Utah Solar Portfolio, comprised of Four Brothers Solar, LLC, Granite Mountain Holdings, LLC, and Iron Springs Holdings, LLC. The Class B interests of the Utah Solar Portfolio are owned by a tax equity investor, or TE Investor, who receives 99% of allocations of taxable income and other items until the flip point, which occurs when the TE Investor obtains a specified return on its initial investment, at which time the allocations to the TE Investor change to 50%. The Company generally receives 50% of distributable cash throughout the term of the tax-equity arrangements. The three entities comprising the Utah Solar Portfolio are VIEs. As the Company is not the primary beneficiary, the Company uses the equity method of accounting to account for its interests in the Utah Solar Portfolio. The Company utilizes the HLBV method to determine its share of the income or losses in the investees. The Company’s maximum exposure to loss is limited to its equity method investments in the Utah Solar Portfolio, which was $346 million on a combined basis as of December 31, 2016.
NRG DGPV Holdco 1 LLC — On May 8, 2015, the Company and NRG entered into a partnership by forming NRG DGPV Holdco 1 LLC, or DGPV Holdco 1, the purpose of which is to own or purchase solar power generation projects and other ancillary related assets from NRG Renew LLC or its subsidiaries via intermediate funds, including: (i) a tax equity-financed portfolio of 10 recently completed community solar projects representing approximately 8 MW with a weighted average remaining PPA term of 19 years; (ii) a tax equity-financed portfolio of approximately 12 commercial photovoltaic systems representing approximately 37 MW with a weighted average remaining PPA term of 18 years; and (iii) a tax equity-financed portfolio of approximately 3 commercial photovoltaic systems representing approximately 1 MW with a weighted average remaining PPA term of 20 years. All of these investments relate to the Company's $100 million commitment to distributed solar projects in partnership with NRG.
NRG DGPV Holdco 2 LLC — On February 29, 2016, the Company and NRG entered into an additional partnership by forming NRG DGPV Holdco 2 LLC, or DGPV Holdco 2, to own or purchase solar power generation projects as well as other ancillary related assets from NRG Renew LLC or its subsidiaries, via intermediate funds including: (i) a tax equity-financed portfolio of 18 projects representing approximately 28 MW with a weighted average remaining PPA term of 21 years; and (ii) a tax equity-financed portfolio of 21 projects representing approximately 18 MW with a weighted average remaining PPA term of 20 years.  Under this partnership, the Company committed to fund up to $50 million of capital.
The Company's maximum exposure to loss is limited to its equity investment in DGPV Holdco 1 and DGPV Holdco 2, which was $99 million on a combined basis, of which $14 million was payable to NRG, as of December 31, 2016.
NRG RPV Holdco 1 LLC — On April 9, 2015, the Company and NRG entered into a partnership by forming NRG RPV Holdco 1 LLC, or RPV Holdco, that holds operating portfolios of residential solar assets developed by NRG's residential solar business, including: (i) an existing, unlevered portfolio of over 2,200 leases across nine states representing approximately 15 MW with a weighted average remaining lease term of approximately 19 years that was acquired outside of the partnership; and (ii) a tax equity-financed portfolio of approximately 5,400 leases representing approximately 31 MW, with a weighted average remaining lease term for the existing and new leases of approximately 19 years.
In addition to the acquisition of the unlevered portfolio of leases, the Company had previously committed to fund up to $150 million of capital to invest in the tax equity financed portfolio. On February 29, 2016, the Company and NRG amended the RPV Holdco partnership agreement to reduce the aggregate commitment of $150 million to $100 million in connection with the formation of DGPV Holdco 2. On August 5, 2016, the Company and NRG amended the RPV Holdco partnership agreement to further reduce that capital commitment of $100 million to $60 million in connection with NRG’s change in business model approach in the residential solar business. As of December 31, 2016, the Company had contributed $59 million of this amount.
The Company's maximum exposure to loss is limited to its equity investment, which was $71 million as of December 31, 2016.